EQUITY (Details 1) $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares
Notes and other explanatory information [abstract]
Number of shares, Beginning balance		8,377,897	8,377,897	40,948,082	40,948,082
Beginning balance		$ 61,768	¥ 450,782,000	$ 61,768	¥ 450,782,000
Effect of Five-to-One Share Combination	[1]			(32,750,185)	(32,750,185)
Equity-settled share-based payments				180,000	180,000
Issue of shares | ¥			¥ 1,487,870
Number of shares, Ending balance		9,865,767	9,865,767	8,377,897	8,377,897
Ending balance		$ 61,768	¥ 450,782,000	$ 61,768	¥ 450,782,000

[1]	The numbers of common shares above are before giving effect to the Share Combination which became effective on April 3, 2023. On April 3, 2023, the Company effected a share combination in which all of the Company's issued and outstanding ordinary shares were combined on a 5-to-1 basis. The basic and diluted earnings/(loss) per ordinary share has been retrospectively adjusted to reflect the impact of the share combination. All outstanding options, warrants and other rights to purchase the Company's common shares were adjusted proportionately as a result of the share combination.